VIEs	12 Months Ended
Dec. 31, 2020
VIES [Abstract]
VIEs
17.	VIEs
Background
PRC laws and regulations prohibit or restrict foreign ownership of companies that operate Internet information and content, Internet access, online games, mobile, value added telecommunications and certain other businesses in which the Sohu Group is engaged or could be deemed to be engaged. Consequently, the Sohu Group conducts certain of its operations and businesses in the PRC through its VIEs. The Sohu Group consolidates in its consolidated financial statements all of the VIEs of which the Group is the primary beneficiary.
VIEs Consolidated within the Sohu Group
The Sohu Group adopted the guidance of accounting for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity. Management made evaluations of the relationships between the Sohu Group and its VIEs and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluation, management also took into account the fact that, as a result of contractual arrangements with its consolidated VIEs, the Sohu Group controls the shareholders’ voting interests in those VIEs. As a result of such evaluation, the management concluded that the Sohu Group is the primary beneficiary of the VIEs which the Group consolidates.
All of the consolidated VIEs are incorporated and operated in the PRC, and the Group’s principal VIEs are directly or indirectly owned by Dr. Charles Zhang, the Sohu Group’s Chairman and Chief Executive Officer, or other executive officers and employees of the Sohu Group identified below. Capital for the consolidated VIEs was funded by the Sohu Group through loans provided to Dr. Charles Zhang and other executive officers and employees, and was initially recorded as loans to related parties. These loans are eliminated for accounting purposes against the capital of the VIEs upon consolidation.
Under contractual agreements with the Sohu Group, Dr. Charles Zhang and those other executive officers and employees of the Sohu Group who are shareholders of the consolidated VIEs are required to transfer their ownership in these entities to the Group, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Group at any time as requested by the Group to repay the loans outstanding. All voting rights of the consolidated VIEs are assigned to the Sohu Group, and the Group has the right to designate all directors and senior management personnel of the consolidated VIEs, and also has the obligation to absorb losses of the consolidated VIEs. Dr. Charles Zhang and those other executive officers and employees of the Sohu Group who are shareholders of the consolidated VIEs have pledged their shares in the consolidated VIEs as collateral for the loans. As of December 31, 2020, the aggregate amount of these loans was $7.6 million.
Under its contractual arrangements with the consolidated VIEs, the Sohu Group has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Group considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs. As of December 31, 2020, the registered capital and PRC statutory reserves of the consolidated VIEs totaled $103.9 million. As all of the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the consolidated VIEs do not have recourse to the general credit of the Sohu Group for any of the liabilities of the consolidated VIEs. Currently there is no contractual arrangement that could require the Sohu Group to provide additional financial support to the consolidated VIEs. As the Sohu Group is conducting certain business in the PRC mainly through the consolidated VIEs, the Group may provide such support on a discretionary basis in the future, which could expose the Group to a loss.
The Sohu Group classified the consolidated VIEs within the Sohu Group as principal VIEs or immaterial VIEs based on certain criteria, such as the VIEs’ total assets or revenues. The following is a summary of the principal VIEs within the Sohu Group:

Basic Information for Principal VIEs and Subsidiaries of Principal VIEs
For Sohu

•	High Century
High Century was incorporated in 2001. As of December 31, 2020, Dr. Charles Zhang and Wei Li held 80% and 20% interests, respectively, in this entity.

•	Heng Da Yi Tong
Heng Da Yi Tong was incorporated in 2002. As of December 31, 2020, Dr. Charles Zhang and Wei Li held 80% and 20% interests, respectively, in this entity.

•	Sohu Internet
Sohu Internet was incorporated in 2003. As of December 31, 2020, High Century held a 100% interest in this entity.

•	Donglin
Donglin was incorporated in 2010. As of December 31, 2020, Sohu Internet held a 100% interest in this entity.

•	Tianjin Jinhu
Tianjin Jinhu was incorporated in 2011. As of December 31, 2020, Xiufeng Deng and Xuemei Zhang each held a 50% interest in this entity.

•	Focus Interactive
Focus Interactive was incorporated in July 2014. As of December 31, 2020, Heng Da Yi Tong held 100% of the equity interests in this entity.
For Changyou

•	Gamease
Gamease was incorporated in 2007. As of December 31, 2020, High Century held a 100% interest in this entity.

•	Shanghai ICE
Shanghai ICE was acquired by Changyou in 2010. As of December 31, 2020, Gamease held a 100% interest in this entity.

•	Guanyou Gamespace
Guanyou Gamespace was incorporated in 2010. As of December 31, 2020, Beijing Changyou Star Digital Technology Co., Ltd (“Changyou Star”) held a 100% interest in this entity.
For Sogou

•	Sogou Information
Sogou Information was incorporated in 2005. As of December 31, 2020, Xiaochuan Wang, Sogou’s Chief Executive Officer, High Century and Tencent held 10%, 45% and 45% interests, respectively, in this entity.

•	Chengdu Easypay
Chengdu Easypay was incorporated in 2015. As of December 31, 2020, Sogou Information held 100% of the equity interests in this entity.

Financial Information
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2019	2020
ASSETS:
Cash and cash equivalent s	$40,535	$47,028
Restricted cash	1,132	1,211
Accounts receivable, net	67,403	47,234
Prepaid and other current assets	13,586	15,385
Short-term investments	0	153
Intra-Group receivables due from the Company’s subsidiaries	400,338	506,659
Assets held for sale (current)	121,347	113,011

Total current assets	644,341	730,681

Long-term investments, net	17,488	17,307
Fixed assets, net	639	295
Intangible assets, net	6,832	3,173
Goodwill	32,782	33,670
Other non-current assets	14,754	15,134
Assets held for sale (non-current)	32,244	0

Total assets	$749,080	$800,260

LIABILITIES:
Accounts payable	$8,595	$11,145
Accrued liabilities	50,913	46,888
Receipts in advance and deferred revenue	38,754	43,076
Other current liabilities	31,684	37,148
Intra-Group payables due to the Company’s subsidiaries	300,601	332,794
Liabilities held for sale (current)	138,303	187,712

Total current liabilities	568,850	658,763

Long-term tax liabilities	13,220	14,134
Deferred tax liabilities	1,998	2,014
Intra-Group payables due to the Company’s subsidiaries	18,599	19,338
Other long-term liabilities	0	286
Liabilities held for sale (non-current)	1,130	0

Total liabilities	$603,797	$694,535

	As of December 31,
	2018	2019	2020
Net revenue	$499,861	$511,957	$583,187
Net income from continuing operations	1,098	19,607	41,756
Net loss from discontinued operations	$(19,534)	$(1,491)	$(82,329)

	Year ended December 31,
	2018	2019	2020
Net cash provided by/(used in) continuing operating activities	$18,268	$(2,038)	$5,224
Net cash provided by/(used in) discontinued operating activities	51,657	(5,046)	(13,244)
Net cash provided by/(used in) operating activities	69,925	(7,084)	(8,020)
Net cash provided by/(used in) investing activities	(1,110)	(441)	47
Net cash provided by/(used in) discontinued investing activities	(48,161)	(18,040)	7,797
Net cash provided by/(used in) investing activities	(49,271)	(18,481)	7,844
Net cash provided by continuing financing activities	650	0	0
Net cash provided by discontinued financing activities	0	8,601	152

Net cash provided by financing activities	$650	$8,601	$152

Summary of Significant Agreements Currently in Effect
Agreements between Subsidiaries, Consolidated VIEs and Nominee Shareholders
Loan and share pledge agreement
between Sohu Media and the shareholders of High Century: The agreement provides for loans to the shareholders of High Century for them to make contributions to the registered capital of High Century in exchange for the equity interests in High Century, and the shareholders pledge those equity interests to Sohu Media as security for the loans. The agreement includes powers of attorney that give Sohu Media the power to appoint nominees to act on behalf of the shareholders of High Century in connection with all actions to be taken by High Century. Pursuant to the agreement, the shareholders executed in blank transfers of their equity interests in High Century, which are held by the Sohu Group’s legal department and may be completed and effected at Sohu Media’s election.
Loan and share pledge agreement
between Sohu Focus HK and the shareholders of Heng Da Yi Tong: The agreement provides for loans to the shareholders of Heng Da Yi Tong for them to make contributions to the registered capital of Heng Da Yi Tong in exchange for the equity interests in Heng Da Yi Tong, and the shareholders pledge those equity interests to Focus HK as security for the loans. The agreement includes powers of attorney that give Focus HK the power to appoint nominees to act on behalf of the shareholders of Heng Da Yi Tong in connection with all actions to be taken by Heng Da Yi Tong. Pursuant to the agreement, the shareholders executed in blank transfers of their equity interests in Heng Da Yi Tong, which are held by the Sohu Group’s legal department and may be completed and effected at Focus HK’s election.
Loan agreements and equity pledge agreements
between Video Tianjin and the shareholders of Tianjin Jinhu. The loan agreements provide for loans to the shareholders of Tianjin Jinhu for them to make contributions to the registered capital of Tianjin Jinhu in exchange for the equity interests in Tianjin Jinhu. Under the equity pledge agreements, the shareholders of Tianjin Jinhu pledge to Video Tianjin their equity interests in Tianjin Jinhu to secure the performance of their obligations under the loan agreements and Tianjin Jinhu’s obligations to Video Tianjin under their business agreements. The loans are interest free and are repayable on demand, but the shareholders can only repay the loans by transferring to Video Tianjin their equity interests in Tianjin Jinhu.
Exclusive equity interest purchase right agreements
between Video Tianjin, Tianjin Jinhu and the shareholders of Tianjin Jinhu. Pursuant to these agreements, Video Tianjin and any third party designated by it have the right, exercisable at any time when it becomes legal to do so under PRC law, to purchase from the shareholders of Tianjin Jinhu all or any part of their equity interests at the lowest purchase price permissible under PRC law.
Business operation agreement
among Video Tianjin, Tianjin Jinhu and the shareholders of Tianjin Jinhu. The agreement sets forth the right of Video Tianjin to control the actions of the shareholders of Tianjin Jinhu. The agreement has a term of 10 years, renewable at the request of Video Tianjin.
Powers of Attorney
executed by the shareholders of Tianjin Jinhu in favor of Video Tianjin with a term of 10 years, extendable at the request of Video Tianjin. These powers of attorney give Video Tianjin the right to appoint nominees to act on behalf of each of the Tianjin Jinhu shareholders in connection with all actions to be taken by Tianjin Jinhu.
Loan agreements and equity pledge agreements
between AmazGame and the sole shareholder of Gamease and between Gamespace and the sole shareholder of Guanyou Gamespace. The loan agreements provide for loans to the respective shareholders of Gamease and Guanyou Gamespace for the shareholders to make contributions to the registered capital of Gamease and Guanyou Gamespace in exchange for 100% of the equity interests in Gamease and Guanyou Gamespace. The loans are interest free and are repayable on demand, but the shareholders can only repay the loans by transferring to AmazGame and Gamespace, as the case may be, their equity interests in Gamease and Guanyou Gamespace. Under the equity pledge agreements, the respective shareholders of Gamease and Guanyou Gamespace pledge to AmazGame and Gamespace, their equity interests in Gamease and Guanyou Gamespace to secure the performance of their obligations under the loan agreements and Gamease’s and Guanyou Gamespace’s obligations to AmazGame and Gamespace under the various
VIE-related
agreements. If the shareholders breach their obligations under any
VIE-related
agreements (Gamease’s or Guanyou Gamespace’s breach of any of its obligations under the various applicable
VIE-related
agreements will be treated as its shareholder’s breach of its obligations), including the equity pledge agreements, AmazGame and Gamespace are entitled to exercise their rights as the beneficiaries under the applicable equity pledge agreements, including all rights the respective shareholders have as shareholders of Gamease or Guanyou Gamespace.
Equity interest purchase right agreements
among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace have the right, exercisable at any time if and when it is legal to do so under PRC law, to purchase from the respective shareholders of Gamease and Guanyou Gamespace all or any part of their equity interests in Gamease and Guanyou Gamespace at a purchase price equal to their initial contributions to the registered capital of Gamease and Guanyou Gamespace.
Powers of attorney
executed by the sole shareholder of Gamease in favor of AmazGame and by the sole shareholder of Guanyou Gamespace in favor of Gamespace, with a term of 10 years. These powers of attorney give the respective boards of directors of AmazGame and Gamespace the right to appoint nominees to act on behalf of their respective shareholders in connection with all actions to be taken by Gamease and Guanyou Gamespace.
Business operation agreements
among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace. These agreements set forth the right of AmazGame and Gamespace to control the actions of Gamease and Guanyou Gamespace, as the case may be, and the respective shareholders of Gamease and Guanyou Gamespace. Each agreement has a term of 10 years.
Loan and share pledge agreements
between Sogou Technology and the shareholders of Sogou Information. The loan agreement provides for a loan to Xiaochuan Wang, the individual shareholder of Sogou Information, to be used by him to make contributions to the registered capital of Sogou Information in exchange for his equity interest in Sogou Information. The loan is interest free-and
is repayable on demand, but the shareholder may repay the loan only by transferring to Sogou Technology his equity interest in Sogou Information. Under the pledge agreement, all of the shareholders of Sogou Information pledge their equity interests to Sogou Technology to secure the performance of their obligations under the various
VIE-related
agreements. If any shareholder of Sogou Information breaches any of his or its obligations under any
VIE-related
agreements, Sogou Technology is entitled to exercise its right as the beneficiary under the share pledge agreement. The share pledge agreement terminates only after all of the obligations of the shareholders under the various
VIE-related
agreements are no longer in effect.
Exclusive equity interest purchase right agreements
between Sogou Technology, Sogou Information and the shareholders of Sogou Information. Pursuant to these agreements, Sogou Technology and any third party designated by it have the right, exercisable at any time when it becomes legal to do so under PRC law, to purchase from the shareholders of Sogou Information all or any part of their equity interests at the lowest purchase price permissible under PRC law.
Business operation agreement
among Sogou Technology, Sogou Information and the shareholders of Sogou Information. The agreement sets forth the right of Sogou Technology to control the actions of the shareholders of Sogou Information. The agreement has a term of 10 years, renewable at the request of Sogou Technology.
Powers of Attorney
executed by the shareholders of Sogou Information in favor of Sogou Technology with a term of 10 years, extendable at the request of Sogou Technology. These powers of attorney give Sogou Technology the right to appoint nominees to act on behalf of each of the three Sogou Information shareholders in connection with all actions to be taken by Sogou Information.
Business Arrangements between Subsidiaries and Consolidated VIEs
Exclusive technology consulting and service agreement
between Sohu Era and Sohu Internet. Pursuant to this agreement Sohu Era has the right to provide technical consultation and other related services to Sohu Internet, in exchange for a percentage of the gross revenue of Sohu Internet. The agreement has an initial term of two years, and is renewable at the request of Sohu Era.
Exclusive technology consulting and service agreement
between Video Tianjin and Tianjin Jinhu. Pursuant to this agreement Video Tianjin has the right to provide technical consultation and other related services to Tianjin Jinhu in exchange for a fee. The agreement has a term of 10 years and is renewable at the request of Video Tianjin.
Technology support and utilization agreements
between AmazGame and Gamease and between Gamespace and Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace have the right to provide certain product development and application services and technology support to Gamease and Guanyou Gamespace, respectively, for a fee equal to a predetermined percentage, subject to adjustment by AmazGame or Gamespace at any time, of Gamease’s and Guanyou Gamespace’s respective revenues. Each agreement terminates only when AmazGame or Gamespace is dissolved.
Services and maintenance agreements
between AmazGame and Gamease, and between Gamespace and Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace, respectively, provide marketing, staffing, business operation and maintenance services to Gamease and Guanyou Gamespace, respectively, in exchange for a fee equal to the cost of providing such services plus a predetermined margin. Each agreement terminates only when AmazGame or Gamespace, as the case may be, is dissolved.
Exclusive technology consulting and service agreement
between Sogou Technology and Sogou Information. Pursuant to this agreement Sogou Technology has the right to provide technical consultation and other related services to Sogou Information in exchange for a fee. The agreement has a term of 10 years and is renewable at the request of Sogou Technology.
Certain of the contractual arrangements described above between the VIEs and the related wholly-owned subsidiaries of the Sohu Group are silent regarding renewals. However, because the VIEs are controlled by the Sohu Group through powers of attorney granted to the Sohu Group by the shareholders of the VIEs, the contractual arrangements can be, and are expected to be, renewed at the subsidiaries’ election.
VIE-Related
Risks
It is possible that the Sohu Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If a finding were made by PRC authorities that the Sohu Group’s operation of certain of its operations and businesses through VIEs is prohibited, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Sohu Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Sohu Group to restructure its ownership structure or operations, or requiring the Sohu Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Sohu Group’s business operations, and have a severe adverse impact on the Sohu Group’s cash flows, financial position, and operating performance. The Sohu Group’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.
In addition, it is possible that the contracts among the Sohu Group, the Sohu Group’s VIEs and shareholders of its VIEs would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC law and regulations or are otherwise not enforceable for public policy reasons. In the event that the Sohu Group was unable to enforce these contractual arrangements, the Sohu Group would not be able to exert effective control over the affected VIEs. Consequently, such VIEs’ results of operations, assets and liabilities would not be included in the Sohu Group’s consolidated financial statements. If such were the case, the Sohu Group’s cash flows, financial position and operating performance would be severely adversely affected. The Sohu Group’s contractual arrangements with respect to its consolidated VIEs are in place. The Sohu Group’s management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Sohu Group’s operations and contractual relationships would find the contracts to be unenforceable.
The Sohu Group’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions. Goodwill primarily represents the expected synergies from combining an acquired business with the Sohu Group. Intangible assets acquired through business acquisitions mainly consist of customer relationships, non-compete
agreements, user bases, copyrights, trademarks and developed technologies. Unrecognized revenue-producing assets mainly consist of licenses and intellectual property. Licenses include operations licenses, such as Internet information service licenses and licenses for providing content. Intellectual property developed by the Sohu Group mainly consists of patents, copyrights, trademarks, and domain names. The Sohu Group’s operations and businesses may be adversely impacted if the Sohu Group loses the ability to use and enjoy assets held by these VIEs.